UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number: __________
        This Amendment (Check only one): |_| is a restatement.
                                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Biglari Holdings Inc.
Address:    17802 IH 10 West, Suite 400, San Antonio, Texas 78257

Form 13F File Number: 028-14881

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Sardar Biglari
Title:       Chairman and Chief Executive Officer of Biglari Holdings Inc.
Phone:       (210) 344-3400

Signature, Place, and Date of Signing:

             /s/ Sardar Biglari, San Antonio, Texas, February 14, 2013

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                       3
                                                           ---------------------

Form 13F Information Table Entry Total:                                  9
                                                           ---------------------

Form 13F Information Table Value Total:                           $394,814
                                                           ---------------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number          Name
    ----      ------------------------      ------------------------

     1        028-14882                     Sardar Biglari

     2                                      Biglari Capital Corp.

     3                                      The Lion Fund, L.P.

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
                                                     FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
BERKSHIRE HATHAWAY INC DEL    CL A           084670108      134         1 SH        DEFINED          1         1         0         0
                                                            134         1                        1,2,3         1
BIGLARI HOLDINGS INC          COM            08986R101      931     2,386 SH        DEFINED          1     2,386         0         0
                                                         79,313   203,357                        1,2,3   203,357
CCA INDS INC                  COM            124867102    1,731   388,130 SH        DEFINED          1   388,130         0         0
                                                          1,731   388,129                        1,2,3   388,129
CRACKER BARREL OLD CTRY STOR  COM            22410J106  295,448 4,597,694 SH        DEFINED          1 4,597,694         0         0
                                                          9,003   140,100                        1,2,3   140,100
UNICO AMERN CORP              COM            904607108    6,389   505,100 SH        DEFINED          1   505,100         0         0
